Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Significant Accounting Policies (Details) [Line Items]
Principal amount	$ 13,470,000
Ordinary share percentage	3.037%
Liquidity capital injections	$ 10,300,000
Price per share (in Dollars per share)	$ 10
Totaling approximately	$ 432,000
Shares of approximately current operate amount (in Shares)	65,000
Corporation across various shares (in Shares)	500
Consideration percentage	10.00%
Restricted ordinary shares percentage	90.00%
Revenue	$ 15,000,000
Revenue rate	94.00%
Cash and cash equivalents and restricted cash	$ 9,500,000
Revenue amounting	16,808,399	$ 18,293,461
Related party	134,123	$ 111,564
Bottom of range [member]
Significant Accounting Policies (Details) [Line Items]
Recognized revenue	27,042
Top of range [member]
Significant Accounting Policies (Details) [Line Items]
Recognized revenue	$ 48,600
Mr. Tu Jingyi [Member]
Significant Accounting Policies (Details) [Line Items]
Ordinary share percentage	45.527%